Cover	Jun. 03, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Fifth Wall Acquisition Corp. III (the "Company") is filing this Amendment No. 1 to its Current Report on Form 8-K (the "8-K/A"), originally filed with the U.S. Securities and Exchange Commission (the "SEC") on June 3, 2021 (the "Original 8-K"), solely to amend and restate the Company's audited balance sheet and accompanying footnotes which were filed as an exhibit to the Original 8-K (the "IPO Balance Sheet").
Document Period End Date	Jun. 03, 2021
Entity File Number	001-40415
Entity Registrant Name	Fifth Wall Acquisition Corp. III
Entity Central Index Key	0001847874
Entity Tax Identification Number	98-1583957
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6060 Center Drive
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90045
City Area Code	310
Local Phone Number	853-8878
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001
Trading Symbol	FWAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable